UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-6154

Smith Barney Trust II -Smith Barney International Large Cap Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
  (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
  (Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 451-2010

Date of fiscal year end:    December 31

Date of reporting period:   June 30, 2004

ITEM 1.           REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
INTERNATIONAL LARGE
CAP FUND

SEMI-ANNUAL REPORT | JUNE 30, 2004

Your Serious Money Professionally Managed.SM

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N O T B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Semi-Annual Report • June 30, 2004

SMITH BARNEY INTERNATIONAL
LARGE CAP FUND

TEAM MANAGED

A team of individuals employed by the subadviser is responsible for the day-today management of the fund.

FUND OBJECTIVE

The fund seeks to provide long-term capital growth. Dividend income, if any, is incidental to this goal.

FUND FACTS

FUND INCEPTION

March 1, 1991

What’s Inside

Letter From the Chairman	1

Schedule of Investments	3

Schedule of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Notes to Financial Statements	9

Financial Highlights	15

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

After a torrid second half of 2003, the equity markets took a breather in the first half of this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election.The good news – solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates – largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year.Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period.The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Stocks continued to outpace bonds in the first half of the year. Bonds generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank (“Fed”) would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed edged up its federal funds target ratei at the end of June to 1.25%. Over the six-month period, bonds generally experienced slightly negative returns.

After a sharp drop early in the year, by the end of the period the U.S. Consumer Confidence Indexii rose to levels not seen since June of 2002.The domestic unemployment rate held steady for the six-month period, but the rate of job growth slowed following a strong increase in the first three months of the year. Real (inflation-adjusted) gross domestic productiii increased at an annual rate of 3.9% in the first fiscal quarter of 2004, the most recent figure available at the close of the period, down slightly from the 4.1% increase in the last quarter of 2003.iv

PERFORMANCE SNAPSHOT
AS OF JUNE 30, 2004
(excluding sales charges)

6 Months

Smith Barney International Large Cap Fund Class A Shares	3.70%

MSCI EAFE Index	4.56%

Lipper International Large-Cap Core Funds Category Average	2.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures reflect fee waivers and/or expense reimbursements, if any, which may be reduced or terminated at any time. In the absence of fee waivers and/or expense reimbursements, if any, total return would be reduced.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 3.50%, Class C shares returned 3.35% and Class Y shares returned 4.02% over the six months ended June 30, 2004.

1 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Performance Review

Within this environment, the fund performed as follows: For the six months ended June 30, 2004, Class A shares of the Smith Barney International Large Cap Fund, excluding sales charges, returned 3.70%.These shares underperformed the fund’s unmanaged benchmark, the MSCI EAFE Index,v which returned 4.56% for the same period.They outperformed the fund’s Lipper international large-cap core funds category average, which returned 2.49% for the same period.vi

Special Shareholder Notice

On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations.The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the funds performance. Derivatives can disproportionately increase losses as stated in the prospectus.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii Source: June 2004 Consumer Confidence Index, The Conference Board.

iii Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iv Source: Bureau of Economic Analysis, U.S. Department of Commerce, June 25, 2004.

v The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.

vi Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 263 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)			June 30, 2004

SHARES		SECURITY	VALUE

COMMON STOCKS - 100.0%
Australia - 3.9%
90,429	Australia & New Zealand Banking Group Ltd.		$ 1,149,030
16,319	National Australia Bank Ltd.		338,485
11,317	News Corp.		99,747
44,091	QBE Insurance Group Ltd.		392,290

			1,979,552

Denmark - 1.5%
14,323	Novo Nordisk AS		738,238

Finland - 1.9%
20,760	Nokia Oyj, Sponsored ADR		302,210
48,952	Stora Enso Oyj		664,857

			967,067

France - 12.1%
27,401	BNP Paribas SA		1,687,215
27,405	Bouygues SA		918,673
12,625	Carrefour SA		613,295
20,303	Credit Agricole SA		494,621
8,988	European Aeronautic Defence		250,497
15,445	France Telecom SA		402,986
4,612	Renault SA		351,679
2,453	Sanofi-Synthelabo SA		155,674
2,263	Schneider Electric SA		154,643
4,207	Total SA		803,016
3,261	Vinci SA		328,900

			6,161,199

Germany - 8.2%
7,498	Altana AG		451,460
7,338	Bayer AG		211,840
2,397	Bayerische Motoren Werke (BMW) AG		106,193
7,837	DaimlerChrysler AG		366,576
7,904	E. ON AG		570,932
10,802	Metro AG		512,632
12,774	RWE AG		601,394
7,668	Schering AG		452,355
12,747	Siemens AG		917,808

			4,191,190

Hong Kong - 1.2%
88,955	Henderson Land Development Co. Ltd.		383,206
140,790	PCCW Ltd.		95,669
20,500	Swire Pacific		132,729

			611,604

Italy - 6.1%
75,340	ENI S.p.A.		1,497,713
74,366	San Paolo IMI S.p.A.		896,793
138,184	Unicredito Italiano S.p.A.		683,387

			3,077,893

See Notes to Financial Statements.

3 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)			June 30, 2004

SHARES		SECURITY	VALUE

Japan - 23.7%
11,000	Bridgestone Corp.		$ 206,228
14,400	CANON INC.		757,236
9,500	Denso Corp.		220,678
43	East Japan Railway Co.		240,669
5,100	Eisai Co., Ltd.		146,454
10,000	Fuji Photo Film Co.		312,772
31,000	Fujitsu		218,016
107,000	Hitachi, Ltd.		734,894
9,500	Honda Motor Co.		456,994
7,000	KAO Corp.		168,366
19,000	Matsushita Electric Industries Co., Ltd.		269,157
50,000	Mitsubishi Electronic Corp.		245,096
43	Mitsubishi Tokyo Financial Group, Inc.		397,183
125,000	Mitsui Sumitomo Insurance Co. Ltd.		1,171,750
2,300	Murata Manufacturing Co.		130,834
3,400	Nintendo Co.		393,342
57,000	Nippon Steel Corp.		119,374
41,000	Ricoh Co., Ltd.		869,907
13,400	SANKYO CO., LTD.		289,826
4,000	Secom Co.		169,372
9,400	Sony Corp.		353,322
71,000	SUMITOMO CORP.		514,262
41,000	Sumitomo Electrical Industries, Ltd.		417,330
20,300	THK Co.		383,369
22,700	Takeda Chemical Industries, Ltd.		994,404
22,000	TOPPAN PRINTING CO., LTD.		248,480
41,500	Toyota Motor Corp.		1,677,534

			12,106,849

Netherlands - 7.6%
14,486	Akzo Nobel N.V.		533,420
22,743	Fortis		502,537
14,365	Heineken N.V.		472,621
6,175	ING Groep N.V.		145,922
35,826	KON KPN N.V.		273,184
27,142	Koninkijke (Royal) Philips Electronics N.V.		731,654
22,933	TPG N.V.		524,613
6,054	Unilever N.V.		413,702
10,263	VNU N.V.		298,408

			3,896,061

Norway - 1.0%
73,903	Telenor ASA		513,948

See Notes to Financial Statements.

4 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)			June 30, 2004

SHARES		SECURITY	VALUE

Singapore - 1.3%
35,000	Oversea-Chinese Banking Corp. Ltd.		$246,035
56,359	United Overseas Bank Ltd.		438,744

			684,779

Spain - 1.3%
34,591	Endesa, S.A.		667,423

Sweden - 1.4%
3,814	Atlas Copco AB		141,644
8,552	Electrolux AB		164,199
56,524	Nordea AB		407,445

			713,288

Switzerland - 3.1%
26,411	Credit Suisse Group		938,805
4,048	Zurich Financial Services Group		639,422

			1,578,227

United Kingdom - 25.7%
32,424	Allied Irish Banks Plc.		502,780
21,126	Astrazeneca		947,526
19,636	BHP Billiton Plc.		170,337
62,465	BOC Group Plc.		1,045,232
169,646	BP Plc.		1,497,776
11,021	Bank of Ireland		147,134
20,337	British Sky Broadcasting Group Plc.*		229,325
10,375	CRH Plc.		219,897
45,540	Diageo Plc.		613,830
35,035	GlaxoSmithKline Plc.		708,827
11,386	Gus Plc.		174,526
39,142	HBOS Plc.		484,306
33,510	InterContinental Hotels Group Plc.		353,871
22,103	National Grid Transco Plc.		170,500
9,819	Next Group		253,307
17,446	RMC Group		191,981
39,745	Reed Elsevier Plc.		386,208
41,211	Royal Bank of Scotland Group Plc.		1,186,418
65,106	The Sage Group Plc.		220,127
28,743	Scottish and Southern Energy Plc.		355,118
12,878	Smith & Nephew Plc.		174,282
273,939	Tesco Plc.		1,322,262
21,922	Tomkins Plc.		109,093
753,989	Vodafone Group Plc., Sponsored ADR		1,650,541

			13,115,204

	TOTAL INVESTMENTS - 100.0%
	(Identified Cost - $43,789,771)		$51,002,522

* Non-income producing security.

ADR - American Depositary Receipt.

See Notes to Financial Statements.

5 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)	June 30,2004

ASSETS:
Investments at value (Cost — $43,789,771)	$51,002,522
Foreign currency, at value (Cost — $11,916)	11,916
Cash	839,868
Receivable for shares of beneficial interest sold	31,341
Receivable for investments sold	20,843
Dividends and interest receivable	205,490

Total Assets	52,111,980

LIABILITIES:
Management fees payable (Note 2)	24,496
Distribution/Service fees payable (Note 3)	21,547
Accrued expenses and other liabilities	126,813

Total Liabilities	172,856

Total Net Assets	$51,939,124

NET ASSETS CONSIST OF:
Par value of shares of beneficial interest ($0.00001 par value, unlimited shares authorized)	$53
Capital paid in excess of par value	50,649,524
Undistributed net investment income	406,174
Accumulated net realized loss from investment transactions	(6,337,420)
Net unrealized appreciation of investments	7,220,793

Total Net Assets	$51,939,124

Computation of
Class A Shares:
Net Asset Value per share ($31,384,396/3,201,156 shares outstanding)	$9.80
Offering Price per share ($9.80 ÷ 0.95)	$10.32	*

Class B Shares:
Net Asset Value per share and offering price ($7,420,619/785,595 shares outstanding)	$9.45	**

Class C Shares†:
Net Asset Value per share and offering price ($11,547,877/1,169,624 shares outstanding)	$9.87	**

Class Y Shares:
Net Asset Value per share and offering price ($1,586,232/161,284 shares outstanding)	$9.84

* Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.
†	On February 2, 2004, initial sales charges on Smith Barney Class C were eliminated. Effective April 29, 2004, Class L shares were redesignated as Class C shares.

See Notes to Financial Statements.

6 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
Dividend and Interest Income	$960,295
Less: Foreign Taxes Withheld	(116,987)

Total Investment Income	843,308

EXPENSES:
Management fees (Note 2)	215,164
Distribution/Service fees (Note 3)	124,553
Shareholder reports	56,770
Custody and fund accounting fees	41,334
Transfer agent fees	29,685
Audit fees	24,000
Blue sky fees	22,399
Legal fees	19,738
Trustees fees	570
Other	16,652

Total Expenses	550,865

Less: aggregate amount waived by the Manager (Note 2)	(46,664)

Net Expenses	504,201

Net Investment Income	339,107

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gain from investment transactions	3,157,510
Net decrease in unrealized appreciation on investments	(1,659,088)

Net Realized and Unrealized Gain (Loss) from Investments	1,498,422

Net Increase in Net Assets from Operations	$1,837,529

See Notes to Financial Statements.

7 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2004	Year Ended
	(unaudited)	December 31, 2003

OPERATIONS:
Net investment income	$339,107	$118,252
Net realized gain (loss) from investment transactions	3,157,510	(1,971,596)
Net unrealized appreciation (depreciation) of investments	(1,659,088)	13,550,102

Net Increase in Net Assets From Operations	1,837,529	11,696,758

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A	—	(161,230)
Net investment income Class B	—	—
Net investment income Class C	—	—
Net investment income Class Y	—	(5,296)

Decrease in Net Assets From Distributions to Shareholders	—	(166,526)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Class A
Net proceeds from sale of shares	1,363,621	13,402,534 #
Net asset value of shares issued to shareholders from reinvestment of distributions	—	125,583
Cost of shares repurchased	(3,793,645)	(5,064,763)

Total Class A	(2,430,024)	8,463,354

Class B
Net proceeds from sale of shares	327,769	6,888,287 #
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(1,512,568)	(1,557,799)

Total Class B	(1,184,799)	5,330,488

Class C*
Net proceeds from sale of shares	4,619,747	5,604,902 #
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(756,804)	(964,835)

Total Class C	3,862,943	4,640,067

Class Y**
Net proceeds from sale of shares	790,610	918,444
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(235,997)	(36,019)

Total Class Y	554,613	882,425

Net Increase in Net Assets From Transactions in Shares
of Beneficial Interest	802,733	19,316,334

Net Increase in Net Assets	2,640,262	30,846,566

NET ASSETS:
Beginning of period	49,298,862	18,452,296

End of period†	$51,939,124	$49,298,862

† Includes undistributed net investment income of:	$406,174	$67,067

# Includes shares issued in connection with reorganization (See Note 10).
* Effective April 29, 2004, Class L shares were redesignated as Class C shares.
** Commencement of Operations May 20, 2003.

See Notes to Financial Statements.

8 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney International Large Cap Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust.The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.The investment manager is Smith Barney Fund Management LLC (the “Manager”). Effective January 21, 2003, the Manager delegated the daily management of the investments of the Fund to its affiliate, Citigroup Asset Management Ltd., as subadviser (the “Subadviser”).The Manager continues to oversee the Fund’s operations. Subject to the oversight of the Manager, the Subadviser selects the Fund’s investments.The Subadviser’s compensation is payable by the Manager. Citigroup Global Markets Inc. (“CGM”), serves as the Fund’s distributor (the “Distributor”) and continues to sell Fund shares to the public as a member of the selling group.The Manager, Subadviser and Distributor are subsidiaries of Citigroup Inc (“Citigroup”).

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder record keeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2004, the Fund paid transfer agent fees of $34,466 to CTB.

The Fund offers Class A, Class B, Class C (effective April 29, 2004, Class L was renamed Class C)and Class Y shares. Class A shares have a front-end, or initial, sales charge.This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class C shares are subject to a deferred sales charge if sold within one year of purchase. Class Y shares have no front-end or initial charge. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were to liquidate. Class A shares have lower expenses than Class B shares. For the six months ended June 30, 2004, management has informed the Fund that the Distributor received $10,000 and $1,000 from sales of Class A and Class C shares, respectively, and $5,000 and $0 in deferred sales charges from redemptions of Class B and Class C shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which quotations are available, are valued at the official closing price or, if there is no closing price on that day, at the last sales price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund

9 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.Translation of foreign currency includes net exchange gains and losses resulting from the disposition of foreign currency and the difference between the amount of investment income, expenses and foreign withholding taxes recorded and the actual amount received or paid.

C. Forward Foreign Currency Exchange Contracts The Fund may enter into forward foreign currency exchange contracts (“contracts”) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. Accounting for Investments Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. Federal Taxes The Fund’s policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

F. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. Class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis.

G. Distributions Distributions to shareholders are recorded on ex-dividend date.The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

10 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund.The Manager or an affiliate also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly.The management fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets.The management fee amounted to $215,164, of which $46,664 was voluntarily waived for the six months ended June 30, 2004.

Effective January 21, 2003, the Manager delegated the daily management of the investments of the Fund to its affiliate, the Subadviser, pursuant to a Subadvisory Agreement entered into between the Manager and the Subadviser. The Subadviser’s compensation is payable by the Manager. It is the responsibility of the Subadviser to make the day-to-day investment decisions for the Fund, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of the Manager.The Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the Fund and effecting securities transactions for the Fund.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. All officers and one Trustee of the Fund are employed by the Manager or its affiliates.

3. Distribution/Service Fees

The Fund maintains separate Service Plans for Class A, Class B and Class C shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act (Class Y does not have a 12b-1 plan). Under the Class A Service Plan, the Fund paid monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $40,662 for the six months ended June 30, 2004. Under the Class B and Class C Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and C shares of the Fund.The Service fees for Class B and C amounted to $38,755 and $45,136, respectively, for the six months ended June 30, 2004.

These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders.The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $17,879,475 and $16,569,436, respectively, for the six months ended June 30, 2004.

At June 30, 2004 the aggregate gross appreciation and depreciation of investments for Federal income tax purpose were substantially as follows:

Gross unrealized appreciation	$7,824,098
Gross unrealized depreciation	(611,347)

Net unrealized appreciation	$7,212,751

11 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

5. Financial Instruments

The Fund may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at June 30, 2004.

6. Shares of Beneficial Interest

At June 30, 2004 the Trust had an unlimited number of shares of Beneficial Interest authorized with a par value of $0.00001 per share.The fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights except that each class bears certain direct expenses specifically related to the distributions of its shares. Transactions in each class were as follows:

	Six Months Ended	Year Ended
	June 30, 2004	December 31, 2003

Class A
Shares sold	142,165	1,849,090 #
Shares issued to shareholders from reinvestment of distributions	—	14,290
Shares repurchased	(392,776)	(640,848)

Net Increase (Decrease)	(250,611)	1,222,532

Class B
Shares sold	35,235	995,600 #
Shares issued to shareholders from reinvestment of distributions	—	—
Shares repurchased	(162,851)	(199,259)

Net Increase (Decrease)	(127,616)	796,341

Class C†
Shares sold	475,365	739,479 #
Shares issued to shareholders from reinvestment of distributions	—	—
Shares repurchased	(77,661)	(121,091)

Net Increase	397,704	618,388

Class Y*
Shares sold	81,634	108,204
Shares issued to shareholders from reinvestment of distributions	—	—
Shares repurchased	(24,366)	(4,188)

Net Increase	57,268	104,016

*	May 20, 2003 (Commencement of Operations).
#	Includes shares issued in connection with the reorganization (See Note 10).
†	Effective April 29, 2004, Class L shares were redesignated as Class C shares.

7.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the

12 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Plan was adopted were required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition two other former Trustees elected to receive a lump sum payment under the plan during this period.The Fund’s allocable share of the expense of the Plan for the year ended December 31, 2003 and the related liability at December 31, 2003 were not material.

8. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (SEC) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (CAM), including its applicable investment advisory companies and Citicorp Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business.The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff.Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $32,059.78, its allocable share of the amount described above through a waiver of its fees.

9. Acquisition of Smith Barney World Funds European Portfolio

On April 17, 2003 the Fund acquired the assets and liabilities of the Smith Barney World Funds European Portfolio pursuant to a plan of reorganization, approved by the shareholders of Smith Barney World Funds European Portfolio on March 10, 2003. The acquisition was accomplished by a tax-free exchange of the net assets of Smith Barney World Funds European Portfolio in exchange for shares of the Fund, as follows: 1,472,055 Class A shares valued at $10,418,720; 895,521 Class B shares valued at $6,135,504 and 478,979 Class L shares valued at $3,426,185.The total assets acquired by Smith Barney International Large Cap Fund were $19,980,409 which included $172,837 of accumulated realized loss on investments and $2,246,233 of unrealized depreciation.

The aggregate net assets of the Smith Barney International Large Cap Fund and the Smith Barney World Funds European Portfolio, immediately before the acquisition were $17,606,903 and $19,980,409 respectively.

13 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

10. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds.The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds.The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

14 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Financial Highlights

For a share of each class of Capital Stock:

	Six Months
	Ended		Year Ended December 31,
	June 30, 2004
Class A Shares	(unaudited)		2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$9.45		$7.39	$8.57	$10.91	$15.92	$12.60

Income From Operations:
Net investment income (loss)	0.074	†	0.047 †	0.023 †	(0.013)	(0.093)	(0.077)†
Net realized and unrealized gain (loss)	0.276		2.059	(1.203)	(2.291)	(3.858)	4.452

Total From Operations	0.350		2.106	(1.180)	(2.304)	(3.951)	4.375

Less Distributions From:
Net investment income	—		(0.046)	—	(0.015)	—	—
In excess of net investment income	—		—	—	—	—	—
Net realized gain	—		—	—	(0.021)	(1.059)	(1.055)

Total Distributions	—		(0.046)	—	(0.036)	(1.059)	(1.055)

Net Asset Value, End of Period	$9.80		$9.45	$7.39	$8.57	$10.91	$15.92

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$31,384		$32,605	$16,469	$19,767	$27,365	$25,058
Ratio of expenses to average net assets‡	1.75	%*	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets	1.54	%*	0.59%	0.31%	(0.13)%	(0.91)%	(0.49)%
Portfolio turnover	33%		120%	88%	96%	—	—

Total Return	3.70	%**	28.55%	(13.77)%	(21.13)%	(24.82)%	35.66%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income (loss) per share and the ratios would have been as follows:
Net investment income (loss) per share	$0.065	†	$0.014 †	$(0.066)†	$(0.113)	$(0.109)	$(0.210)†
Ratios:
Expenses to average net assets	1.93	%*	2.17%	2.95%	2.76%	1.91%	1.90%
Net investment income (loss) to average net assets	1.36	%*	0.17%	(0.89)%	(1.14)%	(1.07)%	(0.64)%

*	Annualized.
**			Not Annualized.
†			The per share amounts were computed using a monthly average number of shares outstanding during the year.
‡			The ratio of expenses to average net assets will not exceed 1.75% as a result of a voluntary expense limitation, which may be discontinued at any time.

15 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	Six Months		Year Ended December 31,				January 4, 1999
	Ended						(Commencement
	June 30, 2004						of Operations) to
Class B Shares	(unaudited)		2003	2002	2001	2000	December 31, 1999

Net Asset Value, Beginning of Period	$9.13		$7.16	$8.36	$10.73	$15.81	$12.87

Income From Operations:
Net investment income (loss)	0.034	†	(0.022)†	(0.035)†	(0.076)	(0.174)	(0.095)
Net realized and unrealized gain (loss)	0.286		1.992	(1.165)	(2.258)	(3.847)	4.090

Total From Operations	0.320		1.970	(1.200)	(2.334)	(4.021)	3.995

Less Distributions From:
Net investment income	—		—	—	(0.015)	—	—
Net realized gain	—		—	—	(0.021)	(1.059)	(1.055)

Total Distributions	—		—	—	(0.036)	(1.059)	(1.055)

Net Asset Value, End of Period	$9.45		$9.13	$7.16	$8.36	$10.73	$15.81

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$7,421		$8,342	$836	$348	$434	$323
Ratio of expenses to average net assets‡	2.50	%*	2.50%	2.50%	2.50%	2.50%	2.50	%*
Ratio of net investment income (loss)
to average net assets	0.73	%*	(0.29)%	(0.50)%	(0.85)%	(1.60)%	(1.24	)%*
Portfolio turnover	33%		120%	88%	96%	—	—

Total Return	3.50	%**	27.51%	(14.35)%	(21.76)%	(25.44)%	31.95	%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income (loss) per share and the ratios would have been as follows:
Net investment income (loss) per share	$0.025	†	$(0.055)†	$(0.119)†	$(0.169)	$(0.192)	$(0.108)
Ratios:
Expenses to average net assets	2.68	%*	2.92%	3.70%	3.51%	2.66%	2.70	%*
Net investment income (loss) to average net assets	0.55	%*	(0.70)%	(1.70)%	(1.86)%	(1.76)%	(1.44	)%*

*					Annualized
**					Not Annualized
†					The per share amounts were computed using a monthly average number of shares outstanding during the year.
‡					The ratio of expenses to average net assets will not exceed 2.50% as a result of a voluntary expense limitation, which may be discontinued at any time.

16 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	Six Months					September 22, 2000
	Ended		Year Ended December 31,			(Commencement
	June 30, 2004					of Operations) to
Class C Shares	(unaudited)		2003	2002	2001	December 31, 2000

Net Asset Value, Beginning of Period	$9.55		$7.47	$8.72	$11.17	$13.20

Income From Operations:
Net investment income (loss)	0.050	†	(0.022)†	(0.024)†	(0.333)	(0.014)
Net realized and unrealized gain (loss)	0.270		2.102	(1.226)	(2.080)	(1.147)

Total From Operations	0.320		2.080	(1.250)	(2.413)	(1.161)

Less Distributions From:
Net investment income	—		—	—	(0.016)	—
Net realized gain	—		—	—	(0.021)	(0.869)

Total Distributions	—		—	—	(0.037)	(0.869)

Net Asset Value, End of Period	$9.87		$9.55	$7.47	$8.72	$11.17

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$11,548		$7,368	$1,147	$699	$105
Ratio of expenses to average net assets‡	2.50	%*	2.44%	2.35%	2.35%	2.35%*
Ratio of net investment income
to average net assets	1.04	%*	(0.27)%	(0.32)%	(0.77)%	(1.84)%*
Portfolio turnover	33%		120%	88%	96%	—

Total Return	3.35	%**	27.84%	(14.33)%	(21.61)%	(8.50) %**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income (loss) per share and the ratios would have been as follows:
Net investment income (loss) per share	$0.041	†	$(0.056)†	$(0.113)†	$(0.380)	$(0.019)
Ratios:
Expenses to average net assets	2.68	%*	2.86%	3.55%	3.35%	3.00%*
Net investment income (loss) to average net assets	0.86	%*	(0.69)%	(1.52)%	(1.77)%	(2.49)%*

* Annualized
** Not Annualized
†					The per share amounts were computed using a monthly average number of shares outstanding during the year.
‡					The ratio of expenses to average net assets will not exceed 2.50% as a result of a voluntary expense limitation, which may be discontinued at any time.

17 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	Six Months		May 20, 2003
	Ended		(Commencement
	June 30, 2004		of Operations) to
Class Y Shares	(unaudited)		December 31, 2003

Net Asset Value, Beginning of Period	$9.46		$7.46

Income From Operations:
Net investment income (loss)	0.098	†	(0.009	)†
Net realized and unrealized gain	0.282		2.066

Total From Operations	0.380		2.057

Less Distributions From:
Net investment income	—		(0.057)
Net realized gain	—		—

Total Distributions	—		(0.057)

Net Asset Value, End of Period	$9.84		$9.46

Ratios/Supplemental Data:
Net assets, end of period	$1,586		$984
Ratio of expenses to average net assets‡	1.50	%*	1.48	%*
Ratio of net investment income (loss) to average net assets	2.05	%*	(0.18	)%*
Portfolio turnover	33%		120%

Total Return	4.02	%**	27.58	%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income (loss) per share and the ratios would have been as follows:
Net investment income (loss) per share	$0.089	†	$(0.028	)†
Ratios:
Expenses to average net assets	1.68	%*	1.90	%*
Net investment income (loss) to average net assets	1.87	%*	(0.60	)%*

* Annualized.
** Not Annualized.
†			The per share amounts were computed using a monthly average number of shares outstanding during the year.
‡			The ratio of expenses to average net assets will not exceed 1.50% as a result of a voluntary expense limitation, which may be discontinued at any time.

18 Smith Barney International Large Cap Fund | 2004 Semi-Annual Report to Shareholders

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SMITH BARNEY
INTERNATIONAL LARGE CAP FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher	SUBADVISER
Mark T. Finn	Citigroup Asset Management Ltd.
R. Jay Gerken, CFA,
Chairman*	DISTRIBUTOR
Stephen Randolph Gross	Citigroup Global Markets Inc.
Diana R. Harrington
Susan B. Kerley	CUSTODIAN
Alan G. Merten	State Street Bank
R. Richardson Pettit	& Trust Company

OFFICERS	TRANSFER AGENT
R. Jay Gerken, CFA*	Citicorp Trust Bank, fsb.
President and	125 Broad Street, 11th Floor
Chief Executive Officer	New York, NY 10004

Andrew B. Shoup*	SUB-TRANSFER AGENT
Senior Vice President and	PFPC Inc.
Chief Administrative Officer	P.O. Box 9699
Providence, RI 02940-9699
Frances M. Guggino*
Treasurer and
Chief Financial Officer

Andrew Beagley†
Chief Compliance Officer

Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of
Investment Manager
† As of August 9, 2004

Smith Barney Trust II

Smith Barney International Large
Cap Fund

The fund is a separate investment fund of the Smith Barney Trust II, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Trust II — Smith Barney International Large Cap Fund.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, NY 10004

This document must be preceded or accompanied by a free prospectus. Please read the prospectus carefully and consider the information found within this document including investment objectives, risks, charges and expenses before you invest or send money.

www.smithbarneymutualfunds.com

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the fund (toll free) at 1-800-451-2010 and by visiting the SEC’s website at www.sec.gov

©2004 Citigroup Global Markets Inc. Member NASD, SIPC FD02625 8/04 04-7064

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(2) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

(b)Furnished.

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney International Large Cap Fund

By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chief Executive Officer of
Smith Barney International Large Cap Fund

Date: August 26, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
    (R. Jay Gerken)
    Chief Executive Officer of
Smith Barney International Large Cap Fund

Date: August 26, 2004

By: /s/ Frances M. Guggino
       Chief Financial Officer and Treasurer of
Smith Barney International Large Cap Fund

Date: August 26, 2004